Average Annual Total Returns - Tax Exempt Short-Term Fund	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	2.39%	1.67%	1.80%	2.39%	1.67%	1.80%	2.04%	1.65%	1.79%	2.82%	1.98%	1.87%	1.76%	1.41%	1.30%